SUBSEQUENT EVENTS (Details) - $ / shares	Jan. 07, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, par value		$ 0.00005	$ 0.00005
Authorized share capital, ordinary shares		1,599,935,000	1,599,935,000
Class A ordinary shares | Ordinary shares
SUBSEQUENT EVENTS
Authorized share capital, ordinary shares		1,599,935,000
Class B ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, par value		$ 0.00005	$ 0.00005
Authorized share capital, ordinary shares		400,000,000	400,000,000
Class A preference shares
SUBSEQUENT EVENTS
Preference shares, shares authorized		65,000	65,000
Subsequent Event
SUBSEQUENT EVENTS
Ordinary shares, par value	$ 0.00005
Authorized share capital, ordinary shares	8,800,000,000
Subsequent Event | Class A ordinary shares
SUBSEQUENT EVENTS
Authorized share capital, ordinary shares	8,399,935,000
Preference shares, shares authorized	65,000
Subsequent Event | Class B ordinary shares
SUBSEQUENT EVENTS
Authorized share capital, ordinary shares	400,000,000
Subsequent Event | Class A preference shares
SUBSEQUENT EVENTS
Preference shares, shares authorized	65,000